Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0001531031
Registrant Name	Esquire Financial Holdings, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES